LOSS BEFORE INCOME TAX	6 Months Ended
Jun. 30, 2024
Loss Before Income Tax
LOSS BEFORE INCOME TAX

5.	LOSS BEFORE INCOME TAX

The Group’s loss before tax from continuing operations is arrived at after (crediting)/charging:

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income	(3)	(42)	(6)
Other income	(500)	—	—

Depreciation:
- Property, plant and equipment	3	2	—
- Right-of-use assets	354	356	49
Expense relating to short-term leases	97	97	13
Fair value loss/(gain) on financial instruments:
- Derivative financial liabilities	86	(3,862)	(531)
Finance costs	44	30	4

The Group’s loss before tax from discontinuing operations is arrived at after (crediting)/charging:

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Crediting:
Finance income (Note 3)	(8,098)	—	—
Other income	(142)	—	—

Charging:
Cost of sales:
- Construction service	2,423	—	—
- Operation and maintenance services	256	—	—
- Operation services related to service concession arrangement	2,697	—	—
Total	5,376	—	—

Depreciation:
- Property, plant and equipment	103	—	—
- Right-of-use assets	359	—	—
Amortization of intangible assets	395	—	—
Expense relating to short-term leases	112	—	—
Impairment losses on financial assets:
- Trade receivables	388	—	—
- Contract assets	3,546	—	—
- Other receivables	6,829	—	—
Finance costs (Note 3)	1,886	—	—